Consolidated Balance Sheets - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025
Current assets:
Cash and cash equivalents	$ 1,462	$ 1,509
Accounts receivable and other receivables	4,356	6,608
Inventories	126,112	116,277
Prepaids and other current assets	1,837	2,072
Total current assets	133,767	126,466
Long-term receivables	1,361	1,084
Equity investment in joint venture	5,928	5,169
Property and equipment, net	23,167	25,380
Operating lease right-of-use assets	46,872	34,964
Intangible assets	3,250	3,017
Total non-current assets	80,578	69,614
Total assets	214,345	196,080
Current liabilities:
Bank indebtedness	71,671	73,630
Accounts payable	60,034	58,114
Accrued liabilities	7,484	6,053
Current portion of long-term debt	2,697	4,860
Current portion of operating lease liabilities	9,623	6,929
Total current liabilities	151,509	149,586
Long-term debt and long-term debt due to related parties	35,792	21,374
Long-term portion of operating lease liabilities	45,898	38,629
Other long-term liabilities	2,514	4,502
Total long-term liabilities	84,204	64,505
Stockholders' equity (deficiency):
Total of Common Stock Class A and Class B	101,174	100,609
Preferred stock – no par value, unlimited shares authorized, none issued and outstanding	0	0
Additional paid-in capital	19,154	19,719
Accumulated deficit	(141,690)	(138,295)
Accumulated other comprehensive (loss) income	(6)	(44)
Total stockholders' equity (deficiency)	(21,368)	(18,011)
Total liabilities and stockholders' equity (deficiency)	214,345	196,080
Class A Common Stock [Member]
Stockholders' equity (deficiency):
Total of Common Stock Class A and Class B	43,419	42,854
Class B Common Stock [Member]
Stockholders' equity (deficiency):
Total of Common Stock Class A and Class B	$ 57,755	$ 57,755